Capital and reserves - Dividends (Details)	9 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 CNY (¥)
Disclosure of classes of share capital [line items]
Dividends declared	¥ 0		¥ 0
Dividends paid			¥ 0
Dividends declared per share | $ / shares		$ 0.039
Dividends declared	¥ 306,255,000	$ 47,178,000